11. Share Capital: Schedule of Warrant activity (Details) - Company's warrants - $ / shares	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	32,000,000	31,350,000	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.05	$ 0.10	$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		11,000,000	31,350,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.05	$ 0.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			(2,000,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	25,000,000	32,000,000	31,350,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.05	$ 0.05	$ 0.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(7,000,000)	(10,350,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 0.05	$ 0.10